UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   September 30, 2007
                                                     --------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:          HEALTHINVEST PARTNERS AB
                    ----------------------------------------
     Address:       ARSENALSGATAN 4
                    ----------------------------------------
                    SE-111 47 STOCKHOLM, SWEDEN
                    ----------------------------------------


     Form 13F File Number: 28-12171
                              -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Anders Hallberg
     Title:       Managing Director and CEO
     Phone:       011 46 (0) 8 440 38 31

     Signature, Place, and Date of Signing:

     /s/ ANDERS HALLBERG          Stockholm, Sweden         November 14, 2007
     ----------------------     -----------------------     ------------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:                0
                                                 -----------------

     Form 13F Information Table Entry Total:          21
                                                 -----------------

     Form 13F Information Table Value Total:       93,286
                                                 -----------------
                                                  (thousands)
     List of Other Included Managers:

     None




Column 1                     Column 2    Column3    Column 4   Column 5               Column 6   Column 7          Column 8
                             Title of                 Value    Shares or  Sh/  Put/  Investment   Other    Voting  Authority
Name of Issuer                Class       CUSIP     (x$1000)    Prn Amt   Prn  call  Discretion  Managers   Sole    Shared    None
---------------------------  --------  -----------  ---------  ---------  ---  ----  ----------  --------  ------  ---------  ----

AFP Imaging                  COM       001058 10 6     4,455   3,535,500  Sh         DEFINED            1  Sole
Allion Healthcare Inc.       COM       019615 10 3     7,876   1,121,906  Sh         DEFINED            1  Sole
American SVC Group Inc       COM       02364L 10 9     5,279     465,121  Sh         DEFINED            1  Sole
Angeion Corp                 COM       03462H 40 4     1,733     236,128  Sh         DEFINED            1  Sole
Axcan Pharma                 COM       054923 10 7     1,540      74,140  Sh         DEFINED            1  Sole
Bard C R Inc.                COM       067383 10 9       706       8,000  Sh         DEFINED            1  Sole
Bio Imaging Technologies Inc COM       09056N 10 3     4,209     593,605  Sh         DEFINED            1  Sole
Candela Corp                 COM       136907 10 2    13,934   1,641,223  Sh         DEFINED            1  Sole
Centene Corp Del             COM       15135B 10 1       706      32,800  Sh         DEFINED            1  Sole
Dentsply Intl Inc.           COM       249030 10 7       666      16,000  Sh         DEFINED            1  Sole
Health Grades Inc            COM       42218Q 10 2     4,065     672,947  Sh         DEFINED            1  Sole
Integramed Amer Inc          COM       45810N 30 2     9,309     750,722  Sh         DEFINED            1  Sole
Lilly Eli & Co               COM       532457 10 8       569      10,000  Sh         DEFINED            1  Sole
Medco Health Solutions Inc.  COM       58405U 10 2       542       6,000  Sh         DEFINED            1  Sole
Ophthalmic Imaging Systems   COM       683737 20 9     1,503   1,001,982  Sh         DEFINED            1  Sole
Sonic Innovations Inc        COM       83545M 10 9    14,750   1,608,494  Sh         DEFINED            1  Sole
Theragenics Corp             COM       883375 10 7    14,093   3,138,864  Sh         DEFINED            1  Sole
Universal Amern Finl Corp    COM       913377 10 7     1,485      65,085  Sh         DEFINED            1  Sole
Warner Chilcott Limited      COM CL A  G9435N 10 8       642      36,119  Sh         DEFINED            1  Sole
Watson Pharmaceuticals Inc.  COM       942683 10 3     4,698     145,000  Sh         DEFINED            1  Sole
Wellcare Health Plans Inc.   COM       94946T 10 6       527       5,000  Sh         DEFINED            1  Sole